Property and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 8 - Property and equipment, net

A.	Composition and changes in 2025

	Computers	Office furniture and equipment	Leasehold improvements	Total

Cost
At January 1, 2025	461	99	89	649
Additions	5	2	-	7
At December 31, 2025	466	101	89	656
Accumulated depreciation
At January 1, 2025	350	38	32	420
Depreciation	67	6	9	82
At December 31, 2025	417	44	41	502

Depreciated cost:
At December 31, 2025	49	57	48	154

Composition and changes in 2024

	Computers	Office furniture and equipment	Leasehold improvements	Total

Cost
At January 1, 2024	402	89	79	570
Additions	59	10	10	79
At December 31, 2024	461	99	89	649
Accumulated depreciation
At January 1, 2024	267	31	24	322
Depreciation	83	7	8	98
At December 31, 2024	350	38	32	420

Depreciated cost:
At December 31, 2024	111	61	57	229

B.	Depreciation period and depreciation method

In respect to depreciation period and the depreciation method, see Note 2G above.